Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net $ in Thousands, $ in Millions		Dec. 31, 2020 CLP ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		$ 30,101,583		$ 42,283,443	$ 29,384,039
Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		30,937,690			30,033,272
Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		(836,107)	[1]		(649,233)
Commercial loans
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	14,017,203			11,947,190
Commercial loans | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	14,398,446			12,144,720
Commercial loans | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	(381,243)	[1]		(197,530)
Foreign trade loans
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	949,305			1,419,488
Foreign trade loans | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	967,646			1,431,794
Foreign trade loans | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	(18,341)	[1]		(12,306)
Current account debtors
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	114,246			256,319
Current account debtors | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	120,539			265,762
Current account debtors | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	(6,293)	[1]		(9,443)
Factoring transactions
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	368,230			683,320
Factoring transactions | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	373,903			688,198
Factoring transactions | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	(5,673)	[1]		(4,878)
Student loans
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	55,162			53,777
Student loans | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	57,552			56,219
Student loans | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	(2,390)	[1]		(2,442)
Commercial lease transactions
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2],[3]	1,541,730			1,601,026
Commercial lease transactions | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2],[3]	1,592,905			1,619,772
Commercial lease transactions | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2],[3]	(51,175)	[1]		(18,746)
Other loans and accounts receivable
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	74,331			78,291
Other loans and accounts receivable | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	90,606			87,747
Other loans and accounts receivable | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	(16,275)	[1]		(9,456)
Subtotal [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	17,120,207			16,039,411
Subtotal [Member] | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	17,601,597			16,294,212
Subtotal [Member] | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[2]	(481,390)	[1]		(254,801)
Mortgage Bonds [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		9,306			14,634
Mortgage Bonds [Member] | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		9,363			14,808
Mortgage Bonds [Member] | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		(57)	[1]		(174)
Transferable Mortgage Loans [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		24,029			32,229
Transferable Mortgage Loans [Member] | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		24,105			32,386
Transferable Mortgage Loans [Member] | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		(76)	[1]		(157)
Other Residential Real Estate Mortgage Loans [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		9,165,333			9,105,448
Other Residential Real Estate Mortgage Loans [Member] | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		9,198,834			9,148,811
Other Residential Real Estate Mortgage Loans [Member] | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		(33,501)	[1]		(43,363)
Credits From Anap [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		2			4
Credits From Anap [Member] | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		2			4
Credits From Anap [Member] | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers			[1]
Other loans and accounts receivable
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		154,050			10,704
Other loans and accounts receivable | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		155,068			10,718
Other loans and accounts receivable | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		(1,018)	[1]		(14)
Mortgages
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		9,352,720			9,163,019
Mortgages | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		9,387,372			9,206,727
Mortgages | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		(34,652)	[1]		(43,708)
Consumer Loans In Installments [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		2,453,967			2,758,123
Consumer Loans In Installments [Member] | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		2,711,541			3,039,560
Consumer Loans In Installments [Member] | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		(257,574)	[1]		(281,437)
Consumer Loans Current Account Debtor [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		152,315			281,924
Consumer Loans Current Account Debtor [Member] | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		158,756			296,374
Consumer Loans Current Account Debtor [Member] | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		(6,441)	[1]		(14,450)
Credit Card Debtors [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		1,021,820			1,141,310
Credit Card Debtors [Member] | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		1,077,445			1,195,614
Credit Card Debtors [Member] | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		(55,625)	[1]		(54,304)
Consumer Lease Transactions [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[3]	300			69
Consumer Lease Transactions [Member] | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[3]	302			69
Consumer Lease Transactions [Member] | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers	[3]	(2)	[1]
Other loans and accounts receivable
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		254			183
Other loans and accounts receivable | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		677			716
Other loans and accounts receivable | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		(423)	[1]		(533)
Subtotal
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		3,628,656			4,181,609
Subtotal | Gross Carrying Amount [Member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		3,948,721			4,532,333
Subtotal | Accumulated Impairment [member]
Loans to Customers at Amortized Cost (Details) - Schedule of loans to customers, net [Line Items]
Loans to customers		$ (320,065)	[1]		$ (350,724)

[1]	Include an additional overlay related to the measures associated with the COVID-19 contingency. See Note No. 42(2)(l).
[2]	As of December 31, 2020, under the Commercial Loans item, operations are maintained that guarantee obligations maintained with the Central Bank of Chile as part of the Loan Increase Conditional Credit Facility program (FCIC by its Spanish initials) for an approximate amount of Ch$2,021,688 million.
[3]	In this item, the Bank finances its clients’ purchases of assets, including real estate and other personal property, through financial lease agreements. As of December 31, 2020, Ch$803,238 million corresponds to financial leases for real estate (Ch$779,682 million in December 2019) and Ch$789,969 million corresponds to financial leases for other assets (Ch$840,159 million in December 2019).